MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670


VIA EDGAR

January 31, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      Parke Bancorp, Inc.
                  Registration Statement on Form S-4
                  ----------------------------------

Dear Sir or Madam:

         Accompanying this letter, on behalf of Parke Bancorp, Inc. (the "Company"), is the Company's Registration Statement on Form S-4 for the registration of up to 2,852,226 shares of the common stock to be issued by the Company in connection with the reorganization of its to be wholly-owned subsidiary, Parke Bank (the "Bank"), into a one bank holding company form of organization. A wire transfer to the Securities and Exchange Commission (the "SEC") in the amount of $6,220.65 in payment of the filing fee for the Registration Statement has previously been delivered to the account of the SEC at Mellon Bank.

         The Bank became a reporting company under Section 12(i) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in November 2002 and has been subject to the reporting requirements, and filing periodic reports, pursuant to Section 13(a) of the Exchange Act since that time with the Federal Deposit Insurance Corporation ("FDIC").

         The Company intends to update its financial statements included in the Form S-4 to December 31, 2004, once its fiscal year end audit is completed. The Company anticipates filing an amendment to the Registration Statement to include the updated financial statements on or about the first week of March 2005. The Company intends to release its definitive proxy materials to its stockholders on or about March 25, 2005, in connection with its Annual Meeting of Stockholders to be held on April 26, 2005.

MALIZIA SPIDI & FISCH, PC

Securities and Exchange Commission
January 31, 2005
Page 2

         Please call Tiffany A. Hasselman, Esq. of our office or the undersigned with any questions or comments regarding the Registration Statement.

                                                 Sincerely,


                                                 /s/John J. Spidi
                                                 -------------------------------
                                                 John J. Spidi


Enclosure
cc: Vito S. Pantilione, President and Chief Executive Officer James M. Boligitz, McGladrey & Pullen, LLP
         Tiffany A. Hasselman, Esq.